EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Schedule of Partnership Units [Line Items]
Distributions			$ 2,387	$ 973
Distributions	$ 315	$ 222	$ 635	$ 443
Per unit (in dollars per share)	$ 0.33	$ 0.315	$ 0.66	$ 0.63
Limited partners
Schedule of Partnership Units [Line Items]
Distributions	$ 140	$ 80	$ 281	$ 160
Non-controlling interests | Redeemable / exchangeable and special limited partnership units
Schedule of Partnership Units [Line Items]
Distributions			289	276
Distributions	144	136	286	273
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions	1	2	3	3
Non-controlling interests | Exchange LP Units
Schedule of Partnership Units [Line Items]
Distributions	1	4	2	7
Non-controlling interests | Brookfield Property REIT
Schedule of Partnership Units [Line Items]
Distributions			63
Distributions	$ 29	$ 0	$ 63	$ 0